JPMorgan Diversified Return Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Brazil — 9.5%
Ambev SA	459,310	1,438,516
Auren Energia SA	110,993	328,607
Banco do Brasil SA	140,780	1,435,859
Banco Santander Brasil SA	11,178	67,889
BB Seguridade Participacoes SA	150,894	993,675
Bradespar SA (Preference)	118,056	585,443
Caixa Seguridade Participacoes S/A	116,350	265,240
CCR SA	308,091	864,577
Centrais Eletricas Brasileiras SA	27,390	223,696
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	62,682	765,771
Cia Energetica de Minas Gerais (Preference)	360,660	967,862
Cia Paranaense de Energia (Preference)	515,109	909,576
Cielo SA	737,700	737,895
CPFL Energia SA	82,210	624,996
CSN Mineracao SA	352,275	331,509
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	139,754	744,764
Embraer SA *	217,469	851,251
Engie Brasil Energia SA	52,527	489,530
Gerdau SA (Preference)	146,088	904,564
Hypera SA	65,028	593,658
Itau Unibanco Holding SA (Preference)	254,044	1,537,560
Itausa SA (Preference)	413,540	858,781
M Dias Branco SA	46,512	411,735
Marfrig Global Foods SA	127,703	200,652
Metalurgica Gerdau SA (Preference)	190,407	552,447
Neoenergia SA	14,328	58,963
Petroleo Brasileiro SA (Preference)	500,387	3,293,057
Rumo SA	156,101	767,507
Sao Martinho SA	78,823	558,574
Telefonica Brasil SA	92,494	827,189
TIM SA	220,756	667,111
TOTVS SA	22,389	140,004
Transmissora Alianca de Energia Eletrica S/A	87,229	667,580
Unipar Carbocloro SA (Preference), Class B	8,921	152,263
Vale SA	257,562	3,777,304
WEG SA	140,631	1,187,501
		29,783,106
Chile — 1.4%
Banco de Chile	6,194,771	689,666
Banco Santander Chile	6,372,920	340,241
CAP SA	14,047	107,159
Cencosud SA	425,779	915,054
Cia Cervecerias Unidas SA	31,851	264,088
Cia Sud Americana de Vapores SA	7,089,235	536,586
Colbun SA	2,886,094	455,647
Embotelladora Andina SA (Preference), Class B	130,161	357,648
Empresas CMPC SA	101,457	200,267

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — continued
Enel Americas SA *	3,338,666	451,287
Sociedad Quimica y Minera de Chile SA (Preference), Class B	1,841	134,990
		4,452,633
China — 19.9%
3SBio, Inc. (a)	300,000	289,004
Agricultural Bank of China Ltd., Class A	1,810,500	917,352
An Hui Wenergy Co. Ltd., Class A	312,300	292,293
Angang Steel Co. Ltd., Class H	327,800	98,402
Anhui Conch Cement Co. Ltd., Class H	500	1,509
Anhui Expressway Co. Ltd., Class A	294,200	422,296
ANTA Sports Products Ltd.	17,800	210,946
BAIC Motor Corp. Ltd., Class H (a)	555,000	154,512
Bank of Beijing Co. Ltd., Class A	603,400	394,373
Bank of China Ltd., Class H	7,006,000	2,598,512
Bank of Communications Co. Ltd., Class A	976,700	795,983
Baoshan Iron & Steel Co. Ltd., Class A	432,100	388,537
Beijing Enterprises Holdings Ltd.	82,000	326,134
Bosideng International Holdings Ltd.	786,000	360,337
BYD Electronic International Co. Ltd.	116,500	449,756
CGN Power Co. Ltd., Class H (a)	2,826,000	693,616
China CITIC Bank Corp. Ltd., Class H	1,934,000	935,272
China Coal Energy Co. Ltd., Class H	480,000	347,879
China Communications Services Corp. Ltd., Class H	738,000	351,079
China Construction Bank Corp., Class H	3,230,000	1,882,633
China Everbright Bank Co. Ltd., Class H	536,000	159,680
China Feihe Ltd. (a)	424,000	259,835
China International Marine Containers Group Co. Ltd., Class A	340,600	352,412
China Lesso Group Holdings Ltd.	238,000	162,614
China Medical System Holdings Ltd.	371,000	624,747
China Merchants Energy Shipping Co. Ltd., Class A	356,000	318,391
China Merchants Port Group Co. Ltd., Class A	76,700	191,766
China Merchants Port Holdings Co. Ltd.	322,000	442,991
China Minsheng Banking Corp. Ltd., Class H	331,800	126,471
China National Accord Medicines Corp. Ltd., Class A	46,100	222,983
China National Building Material Co. Ltd., Class H	634,250	400,881
China National Chemical Engineering Co. Ltd., Class A	140,300	170,457
China Petroleum & Chemical Corp., Class H	1,682,000	941,982
China Resources Cement Holdings Ltd.	134,000	58,384
China Resources Pharmaceutical Group Ltd. (a)	462,000	359,584
China Resources Power Holdings Co. Ltd.	306,000	663,849
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	71,500	501,268
China Shenhua Energy Co. Ltd., Class H	445,500	1,335,338
China South Publishing & Media Group Co. Ltd., Class A	330,700	525,395
China United Network Communications Ltd., Class A	763,200	552,197
China Yangtze Power Co. Ltd., Class A	129,600	389,539
Chinese Universe Publishing and Media Group Co. Ltd., Class A	264,800	469,020
Chongqing Changan Automobile Co. Ltd., Class A	229,130	515,335

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Chongqing Rural Commercial Bank Co. Ltd., Class H	484,000	179,042
CITIC Ltd.	747,000	843,232
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	116,000	128,190
COSCO SHIPPING Holdings Co. Ltd., Class H	599,850	634,889
COSCO SHIPPING Ports Ltd.	372,000	235,035
CSG Holding Co. Ltd., Class A	206,200	177,369
CSPC Pharmaceutical Group Ltd.	276,000	230,536
Dali Foods Group Co. Ltd. (a)	646,500	301,827
Daqin Railway Co. Ltd., Class A	404,300	405,066
Datang International Power Generation Co. Ltd., Class H	448,000	80,029
Dongfeng Motor Group Co. Ltd., Class H	260,000	121,687
Dongguan Development Holdings Co. Ltd., Class A	191,200	263,425
ENN Energy Holdings Ltd.	98,300	1,194,817
Fosun International Ltd.	44,576	32,493
Fujian Sunner Development Co. Ltd., Class A	81,700	244,562
G-bits Network Technology Xiamen Co. Ltd., Class A	5,700	343,869
GD Power Development Co. Ltd., Class A	895,000	462,231
Great Wall Motor Co. Ltd., Class H	468,500	641,051
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	538,200	489,437
Guangxi Guiguan Electric Power Co. Ltd., Class A	413,100	320,916
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	74,000	221,760
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	20,200	174,637
Haitian International Holdings Ltd.	168,000	420,788
Heilongjiang Agriculture Co. Ltd., Class A	263,400	541,481
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,400	61,509
Hengan International Group Co. Ltd.	76,500	314,668
Hopson Development Holdings Ltd. *	64,123	53,811
Huabao Flavours & Fragrances Co. Ltd., Class A	64,700	209,691
Huadian Power International Corp. Ltd., Class H	1,058,000	468,611
Huaibei Mining Holdings Co. Ltd., Class A	165,100	285,794
Huapont Life Sciences Co. Ltd., Class A	426,000	312,027
Huaxin Cement Co. Ltd., Class H	201,400	196,377
Huayu Automotive Systems Co. Ltd., Class A	98,300	271,788
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	103,000	379,715
Hunan Valin Steel Co. Ltd., Class A	342,800	288,053
Industrial & Commercial Bank of China Ltd., Class H	4,232,000	2,066,603
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	248,816	479,161
Inner Mongolia ERDOS Resources Co. Ltd., Class A	194,880	266,658
Inner Mongolia Yitai Coal Co. Ltd., Class B *	432,400	636,392
Jiangling Motors Corp. Ltd., Class A	119,000	326,412
Jiangsu Expressway Co. Ltd., Class A	66,100	87,300
Jiangsu Hengli Hydraulic Co. Ltd., Class A	50,856	510,785
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	79,000	373,588
Jiangsu Zhongtian Technology Co. Ltd., Class A	182,200	401,607
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	177,700	312,878
Jointo Energy Investment Co. Ltd. Hebei, Class A	334,400	329,608
Joyoung Co. Ltd., Class A	54,571	121,468
JOYY, Inc., ADR	6,785	235,847

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Kingboard Holdings Ltd.	181,500	505,051
KingClean Electric Co. Ltd., Class A	90,218	349,633
Kunlun Energy Co. Ltd.	444,000	363,323
Kweichow Moutai Co. Ltd., Class A	8,400	2,216,964
Li Ning Co. Ltd.	93,500	570,016
Livzon Pharmaceutical Group, Inc., Class A	55,200	284,388
Maanshan Iron & Steel Co. Ltd., Class H	250,000	52,137
Metallurgical Corp. of China Ltd., Class A	520,800	305,646
Nanjing Iron & Steel Co. Ltd., Class A	660,700	338,227
Ningbo Sanxing Medical Electric Co. Ltd., Class A	148,700	326,179
PetroChina Co. Ltd., Class A	284,000	315,393
Ping An Insurance Group Co. of China Ltd., Class H	88,500	644,877
Qingdao Port International Co. Ltd., Class A	384,600	358,712
Qinhuangdao Port Co. Ltd., Class A	766,200	365,508
Shaanxi Coal Industry Co. Ltd., Class A	262,300	596,852
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	90,100	257,236
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	107,940	511,165
Shandong Publishing & Media Co. Ltd., Class A	421,100	521,222
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	330,000	426,180
Shanghai International Port Group Co. Ltd., Class A	444,500	337,330
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	30,900	56,085
Shanghai Tunnel Engineering Co. Ltd., Class A	395,200	349,685
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	27,500	46,521
Shanxi Coking Coal Energy Group Co. Ltd., Class A	188,900	240,119
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	121,000	277,013
Shenzhen Jinjia Group Co. Ltd., Class A *	90,800	86,460
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,800	614,145
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	72,000	323,618
Sinoma International Engineering Co., Class A	132,100	249,541
Sino-Ocean Group Holding Ltd. *	90,500	5,497
Sinopharm Group Co. Ltd., Class H	148,400	467,340
Sinotruk Hong Kong Ltd.	229,000	481,161
Skyworth Digital Co. Ltd., Class A	116,500	252,462
Tangshan Jidong Cement Co. Ltd., Class A	152,800	174,816
TangShan Port Group Co. Ltd., Class A	1,213,600	631,716
Tian Di Science & Technology Co. Ltd., Class A	578,700	462,853
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Wanxiang Qianchao Co. Ltd., Class A	790,500	617,575
Weichai Power Co. Ltd., Class A	220,056	406,750
Wuliangye Yibin Co. Ltd., Class A	35,900	911,828
Xiamen C & D, Inc., Class A	190,900	299,995
Xinhua Winshare Publishing and Media Co. Ltd., Class A	270,500	531,342
Yangzijiang Shipbuilding Holdings Ltd.	704,800	816,486
Yankuang Energy Group Co. Ltd., Class H	506,000	761,838
Yintai Gold Co. Ltd., Class A	233,620	427,755
Yuexiu Property Co. Ltd.	133,400	176,046
Yunnan Baiyao Group Co. Ltd., Class A	32,060	241,636
Zhejiang Expressway Co. Ltd., Class H	452,000	363,046

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	220,900	244,462
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	157,580	615,023
Zhejiang Semir Garment Co. Ltd., Class A	237,700	215,892
Zhejiang Weixing New Building Materials Co. Ltd., Class A	99,597	302,478
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	246,700	429,113
Zhongsheng Group Holdings Ltd.	83,000	291,617
Zijin Mining Group Co. Ltd., Class H	428,000	739,209
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	540,200	295,752
		62,387,178
Colombia — 0.2%
Bancolombia SA (Preference)	69,476	528,025
Grupo Aval Acciones y Valores SA (Preference)	540,162	70,258
		598,283
Czech Republic — 0.5%
CEZ A/S	25,934	1,147,668
Moneta Money Bank A/S (a)	66,398	261,287
		1,408,955
Egypt — 0.1%
Commercial International Bank Egypt SAE	259,482	423,817
Greece — 1.8%
Eurobank Ergasias Services and Holdings SA *	225,306	393,585
Hellenic Telecommunications Organization SA	56,759	895,768
JUMBO SA	34,265	1,022,482
Motor Oil Hellas Corinth Refineries SA	10,164	256,869
Mytilineos SA	28,130	1,170,652
National Bank of Greece SA *	73,871	508,729
OPAP SA	51,280	901,890
Piraeus Financial Holdings SA *	154,178	583,982
		5,733,957
Hong Kong — 0.1%
Kingboard Laminates Holdings Ltd.	273,500	280,617
Hungary — 0.5%
Magyar Telekom Telecommunications plc	148,963	177,094
MOL Hungarian Oil & Gas plc	69,714	550,371
Richter Gedeon Nyrt.	33,910	855,399
		1,582,864
India — 10.1%
Adani Power Ltd. *	145,218	483,060
Aurobindo Pharma Ltd.	23,103	231,181
Bajaj Auto Ltd.	14,321	859,644
Bajaj Holdings & Investment Ltd.	1,409	129,331
Bharat Petroleum Corp. Ltd.	61,899	284,277
Castrol India Ltd.	21,560	37,968
Cipla Ltd.	57,277	819,190
Colgate-Palmolive India Ltd.	9,281	228,055

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Dabur India Ltd.	73,465	514,671
Divi's Laboratories Ltd.	12,159	545,333
Dr Reddy's Laboratories Ltd.	11,287	774,349
GAIL India Ltd.	121,070	175,442
Glenmark Pharmaceuticals Ltd.	12,639	121,104
HCL Technologies Ltd.	77,174	1,048,947
Hindalco Industries Ltd.	31,195	175,858
Hindustan Petroleum Corp. Ltd.	30,557	104,908
Hindustan Unilever Ltd.	96,162	2,995,506
Hindustan Zinc Ltd.	20,873	81,758
ICICI Lombard General Insurance Co. Ltd. (a)	4,128	69,568
Indian Oil Corp. Ltd.	153,649	175,249
Indus Towers Ltd. *	130,059	272,376
Infosys Ltd.	279,967	4,633,769
ITC Ltd.	368,298	2,086,925
Jindal Steel & Power Ltd.	31,122	253,676
Jio Financial Services Ltd. ‡ *	79,216	252,195
JSW Steel Ltd.	48,914	486,643
Mphasis Ltd.	3,016	84,278
Nestle India Ltd.	3,518	964,746
NHPC Ltd.	365,456	229,116
NMDC Ltd.	166,174	237,311
NTPC Ltd.	308,506	820,077
Oil & Natural Gas Corp. Ltd.	244,851	528,049
Oil India Ltd.	25,139	84,355
Petronet LNG Ltd.	94,980	270,040
Piramal Enterprises Ltd.	7,730	95,175
Power Grid Corp. of India Ltd.	184,543	597,503
REC Ltd.	105,333	260,101
Reliance Industries Ltd.	79,216	2,459,101
Steel Authority of India Ltd.	117,710	135,649
Sun Pharmaceutical Industries Ltd.	51,401	714,977
Tata Consultancy Services Ltd.	62,830	2,617,435
Tata Motors Ltd.	24,465	191,963
Tata Power Co. Ltd. (The)	308,335	888,096
Tata Steel Ltd.	634,661	952,171
Titan Co. Ltd.	17,835	651,766
Torrent Power Ltd.	17,062	140,485
United Breweries Ltd.	3,598	67,398
UPL Ltd. *	34,216	260,163
Vedanta Ltd.	161,094	542,117
Zydus Lifesciences Ltd.	18,898	145,336
		31,778,391
Indonesia — 3.7%
Adaro Energy Indonesia Tbk. PT	4,305,400	688,738
Astra International Tbk. PT	2,717,900	1,235,134
Bank Central Asia Tbk. PT	3,337,200	2,021,114

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Bank Mandiri Persero Tbk. PT	442,600	168,252
Bukit Asam Tbk. PT	2,741,700	504,153
Charoen Pokphand Indonesia Tbk. PT *	724,600	248,565
Gudang Garam Tbk. PT	157,200	291,102
Hanjaya Mandala Sampoerna Tbk. PT	4,760,000	287,242
Indofood CBP Sukses Makmur Tbk. PT	566,400	420,877
Indofood Sukses Makmur Tbk. PT	1,120,200	544,211
Kalbe Farma Tbk. PT	5,345,200	678,905
Media Nusantara Citra Tbk. PT	4,436,000	185,320
Perusahaan Gas Negara Tbk. PT	5,400,400	488,942
Sarana Menara Nusantara Tbk. PT	5,606,900	377,351
Sumber Alfaria Trijaya Tbk. PT	1,032,000	184,788
Telkom Indonesia Persero Tbk. PT	5,983,700	1,474,240
Unilever Indonesia Tbk. PT	1,586,600	405,067
United Tractors Tbk. PT	319,200	583,139
Vale Indonesia Tbk. PT	471,800	215,301
XL Axiata Tbk. PT	2,665,000	401,219
		11,403,660
Kuwait — 1.9%
Agility Public Warehousing Co. KSC *	186,708	382,884
Humansoft Holding Co. KSC	37,090	434,709
Kuwait Finance House KSCP	741,244	1,904,249
Mobile Telecommunications Co. KSCP	519,990	881,887
National Bank of Kuwait SAKP	724,488	2,268,800
		5,872,529
Malaysia — 1.9%
Astro Malaysia Holdings Bhd.	700,200	83,083
Axiata Group Bhd.	473,700	280,550
CELCOMDIGI Bhd.	540,500	529,859
Hong Leong Financial Group Bhd.	16,700	67,778
IHH Healthcare Bhd.	5,800	7,660
Kuala Lumpur Kepong Bhd.	40,000	206,890
Malayan Banking Bhd.	76,408	152,871
Maxis Bhd.	667,300	597,970
Nestle Malaysia Bhd.	12,200	362,293
Petronas Chemicals Group Bhd.	386,400	596,064
Petronas Gas Bhd.	196,400	743,959
PPB Group Bhd.	177,460	657,259
RHB Bank Bhd.	164,200	207,299
Telekom Malaysia Bhd.	450,600	508,765
Tenaga Nasional Bhd.	468,900	998,510
		6,000,810
Mexico — 8.1%
Alfa SAB de CV, Class A	1,114,459	686,179
America Movil SAB de CV	2,395,892	2,512,503
Arca Continental SAB de CV	98,503	988,324

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Banco del Bajio SA (a)	153,191	464,650
Cemex SAB de CV *	1,646,329	1,254,533
Coca-Cola Femsa SAB de CV	117,133	986,939
Controladora AXTEL SAB de CV *	1,097,767	12,653
El Puerto de Liverpool SAB de CV, Class C1	65,113	407,399
Fibra Uno Administracion SA de CV, REIT	668,640	1,005,056
Fomento Economico Mexicano SAB de CV	79,934	905,648
Gruma SAB de CV, Class B	56,207	1,003,972
Grupo Aeroportuario del Centro Norte SAB de CV	81,015	913,251
Grupo Aeroportuario del Pacifico SAB de CV, Class B	62,587	1,190,816
Grupo Aeroportuario del Sureste SAB de CV, Class B	38,351	1,088,074
Grupo Bimbo SAB de CV	305,115	1,585,796
Grupo Carso SAB de CV	66,334	527,622
Grupo Financiero Banorte SAB de CV, Class O	324,201	3,074,150
Grupo Mexico SAB de CV	219,641	1,142,606
Kimberly-Clark de Mexico SAB de CV, Class A	211,177	498,022
Megacable Holdings SAB de CV	149,219	378,372
Orbia Advance Corp. SAB de CV	360,360	818,423
Promotora y Operadora de Infraestructura SAB de CV	66,839	695,253
Qualitas Controladora SAB de CV	47,163	347,618
Regional SAB de CV	57,939	449,222
Wal-Mart de Mexico SAB de CV	600,787	2,502,532
		25,439,613
Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	684,920	235,413
Philippines — 0.4%
Globe Telecom, Inc.	3,343	116,907
Manila Electric Co.	70,040	454,289
Metro Pacific Investments Corp.	4,609,200	408,725
PLDT, Inc.	14,160	337,899
Puregold Price Club, Inc.	40,800	21,549
		1,339,369
Qatar — 1.8%
Commercial Bank PSQC (The)	180,085	309,339
Industries Qatar QSC	260,192	952,917
Mesaieed Petrochemical Holding Co.	360,292	193,196
Ooredoo QPSC	277,482	871,324
Qatar Electricity & Water Co. QSC	134,010	667,645
Qatar Fuel QSC	67,115	309,777
Qatar Gas Transport Co. Ltd.	785,290	909,315
Qatar International Islamic Bank QSC	61,313	174,824
Qatar Islamic Bank SAQ	170,664	991,734
Qatar Navigation QSC	113,909	328,535
		5,708,606
Romania — 0.1%
NEPI Rockcastle NV	51,829	310,532

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Russia — 0.1%
Alrosa PJSC ‡ *	200,448	4,122
Federal Grid Co. - Rosseti PJSC ‡ *	127,925,624	2,782
Federal Grid Co. - ROSSETI PUBLIC JOINT-STOCK COMPANY ‡ *	42,872,768	851
Inter RAO UES PJSC ‡	6,142,220	4,185
LUKOIL PJSC ‡	17,853	21,998
M.Video PJSC ‡ *	8,526	539
Magnit PJSC ‡	7,858	5,824
Magnitogorsk Iron & Steel Works PJSC ‡ *	334,440	3,866
MMC Norilsk Nickel PJSC ‡ *	3,087	14,762
Mobile TeleSystems PJSC ‡	120,496	6,770
Novolipetsk Steel PJSC ‡ *	155,019	6,950
PhosAgro PJSC ‡	1,940	2,386
Rostelecom PJSC ‡ *	157,186	2,668
RusHydro PJSC ‡	35,715,691	5,977
Sberbank of Russia PJSC ‡	537,391	16,767
Severstal PAO ‡ *	20,498	6,910
Sistema PJSFC ‡	308,352	918
Surgutneftegas PJSC (Preference) ‡	655,737	4,970
Tatneft PJSC ‡	17,275	1,549
Unipro PJSC ‡ *	4,941,067	1,948
		116,742
Saudi Arabia — 5.4%
Abdullah Al Othaim Markets Co.	117,454	462,628
ACWA Power Co.	55	2,704
Almarai Co. JSC	42,865	787,169
Arab National Bank	31,317	222,349
Arabian Centres Co. Ltd.	26,315	160,488
Arabian Internet & Communications Services Co.	9,921	964,435
Banque Saudi Fransi	15,176	172,281
Dr Sulaiman Al Habib Medical Services Group Co.	15,705	1,209,865
Elm Co.	7,269	1,317,607
Etihad Etisalat Co.	84,890	1,059,998
Jarir Marketing Co.	78,918	326,104
Mouwasat Medical Services Co.	434	29,019
Nahdi Medical Co.	4,692	217,419
Riyad Bank	12,895	109,318
SABIC Agri-Nutrients Co.	27,644	1,062,480
Sahara International Petrochemical Co.	62,362	629,283
Saudi Airlines Catering Co.	29,441	973,122
Saudi Arabian Mining Co. *	47,360	560,758
Saudi Arabian Oil Co. (a)	266,161	2,300,106
Saudi Cement Co.	33,976	519,838
Saudi Electricity Co.	173,735	1,039,332
Saudi Investment Bank (The)	87,769	418,736
Saudi Telecom Co.	168,482	1,905,138
Yanbu Cement Co.	50,670	540,089
		16,990,266

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Africa — 4.0%
African Rainbow Minerals Ltd.	43,659	492,786
Anglo American Platinum Ltd.	8,915	445,564
Aspen Pharmacare Holdings Ltd.	19,695	211,214
AVI Ltd.	144,668	576,289
Bid Corp. Ltd.	29,136	690,124
Bidvest Group Ltd. (The)	74,646	1,158,273
Exxaro Resources Ltd.	62,188	563,400
Foschini Group Ltd. (The)	7,380	44,720
Impala Platinum Holdings Ltd.	99,534	718,941
Investec Ltd.	67,171	419,280
MTN Group Ltd.	233,177	1,826,040
MultiChoice Group	100,664	498,205
Nedbank Group Ltd.	69,456	912,681
Netcare Ltd.	181,247	141,886
Pepkor Holdings Ltd. (a)	262,679	255,280
Pick n Pay Stores Ltd.	141,612	304,782
Shoprite Holdings Ltd.	29,266	422,861
Sibanye Stillwater Ltd.	247,507	470,365
Tiger Brands Ltd.	51,083	456,596
Vodacom Group Ltd.	124,987	825,292
Woolworths Holdings Ltd.	228,411	1,021,759
		12,456,338
Taiwan — 11.7%
Accton Technology Corp.	79,000	963,829
Asia Cement Corp.	387,000	496,496
Capital Securities Corp.	814,000	413,794
Catcher Technology Co. Ltd.	92,000	508,735
Cheng Shin Rubber Industry Co. Ltd.	600,000	735,439
Chicony Electronics Co. Ltd.	61,551	205,043
China Airlines Ltd.	961,000	764,208
China Motor Corp.	166,000	467,546
China Steel Corp.	271,000	241,101
Chunghwa Telecom Co. Ltd.	476,000	1,755,944
CTBC Financial Holding Co. Ltd. *	2,331,395	1,950,370
E.Sun Financial Holding Co. Ltd.	1,398,141	1,151,560
Eclat Textile Co. Ltd.	32,000	553,585
Eva Airways Corp.	577,000	676,559
Evergreen Marine Corp. Taiwan Ltd.	156,800	519,984
Far Eastern New Century Corp.	822,000	777,429
Far EasTone Telecommunications Co. Ltd.	303,000	684,133
Feng TAY Enterprise Co. Ltd. *	83,000	561,379
First Financial Holding Co. Ltd.	1,313,357	1,214,969
Formosa Chemicals & Fibre Corp.	343,000	714,037
Formosa Taffeta Co. Ltd.	309,000	253,349
Fubon Financial Holding Co. Ltd.	285,185	595,243
Globalwafers Co. Ltd.	25,000	409,706
Hotai Motor Co. Ltd. *	18,000	434,614

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Largan Precision Co. Ltd.	17,000	1,179,148
Lite-On Technology Corp.	308,000	1,480,955
Mega Financial Holding Co. Ltd.	1,378,013	1,767,040
Nan Ya Plastics Corp.	705,000	1,571,037
Nien Made Enterprise Co. Ltd.	60,000	621,957
Novatek Microelectronics Corp.	18,000	243,424
Pou Chen Corp.	746,000	742,327
President Chain Store Corp.	115,000	1,021,675
SinoPac Financial Holdings Co. Ltd.	2,043,275	1,213,382
Taiwan Cooperative Financial Holding Co. Ltd.	1,215,819	1,138,120
Taiwan Fertilizer Co. Ltd.	344,000	703,151
Taiwan Mobile Co. Ltd.	328,000	985,585
Taiwan Semiconductor Manufacturing Co. Ltd.	184,000	3,322,599
Uni-President Enterprises Corp.	658,000	1,578,587
Yang Ming Marine Transport Corp.	236,000	350,084
Yuanta Financial Holding Co. Ltd.	1,801,529	1,400,919
Yulon Motor Co. Ltd.	156,000	408,008
		36,777,050
Thailand — 3.4%
Advanced Info Service PCL	185,500	1,219,370
Bangkok Bank PCL	116,100	579,745
Bangkok Dusit Medical Services PCL, Class F	1,106,200	922,537
Banpu PCL	1,905,800	543,241
Bumrungrad Hospital PCL	94,400	596,297
Central Retail Corp. PCL, NVDR	434,700	524,169
CP Axtra PCL, NVDR	139,800	140,999
Digital Telecommunications Infrastructure Fund, Class F	1,440,300	420,787
Electricity Generating PCL	80,100	312,416
Home Product Center PCL	1,275,300	529,461
Intouch Holdings PCL, NVDR	269,300	606,265
Krung Thai Bank PCL	1,602,100	960,289
Minor International PCL, NVDR	601,800	580,653
PTT Exploration & Production PCL	256,900	1,200,370
Ratch Group PCL	365,000	386,719
Thai Oil PCL	284,500	426,648
Thai Union Group PCL, Class F	415,300	165,010
TMBThanachart Bank PCL, NVDR	9,646,100	485,026
True Corp. PCL, NVDR	707,100	149,902
		10,749,904
Turkey — 10.2%
AG Anadolu Grubu Holding A/S	113,182	580,555
Akbank TAS	873,651	906,613
Akcansa Cimento A/S	82,677	326,501
Aksa Enerji Uretim A/S	282,095	413,990
Alarko Holding A/S	170,418	658,713
Alfa Solar Enerji Sanayi ve Ticaret A/S	15,661	489,138
Anadolu Efes Biracilik ve Malt Sanayii A/S	223,045	745,449

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Arcelik A/S *	95,427	546,911
Aselsan Elektronik Sanayi ve Ticaret A/S	261,835	724,937
Aygaz A/S	77,401	341,097
Bera Holding AS *	609,608	336,902
BIM Birlesik Magazalar A/S	123,108	988,584
Can2 Termik A/S *	48,300	38,614
Cimsa Cimento Sanayi ve Ticaret A/S	105,943	741,211
Coca-Cola Icecek A/S	59,915	700,367
Dogan Sirketler Grubu Holding A/S	1,305,260	644,012
Dogus Otomotiv Servis ve Ticaret A/S	83,269	765,094
EGE Endustri ve Ticaret A/S	824	196,687
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	370,339	585,554
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	986,013	318,242
Enerjisa Enerji A/S (a)	409,988	772,662
Enka Insaat ve Sanayi A/S	499,458	623,150
Eregli Demir ve Celik Fabrikalari TAS *	370,278	572,790
Europen Endustri Insaat Sanayi ve Ticaret A/S *	284,217	149,900
Ford Otomotiv Sanayi A/S	24,906	877,814
Girisim Elektrik Taahhut Ticaret ve Sanayi A/S *	125,499	441,577
Haci Omer Sabanci Holding A/S	349,045	746,578
Is Yatirim Menkul Degerler A/S	323,209	266,152
Kimteks Poliuretan Sanayi ve Ticaret A/S	71,394	316,391
KOC Holding A/S	211,380	1,059,586
Kontrolmatik Enerji ve Muhendislik A/S	49,778	387,800
Koza Altin Isletmeleri A/S	627,042	651,711
Koza Anadolu Metal Madencilik Isletmeleri A/S *	297,003	671,520
Mavi Giyim Sanayi ve Ticaret A/S, Class B (a)	123,047	398,469
Migros Ticaret A/S	56,315	616,601
MLP Saglik Hizmetleri A/S * (a)	97,978	351,288
Nuh Cimento Sanayi A/S	29,751	185,842
ODAS Elektrik Uretim ve Sanayi Ticaret A/S *	991,044	439,192
Otokar Otomotiv ve Savunma Sanayi AS *	34,314	367,303
Oyak Cimento Fabrikalari A/S *	265,791	552,442
Pegasus Hava Tasimaciligi A/S *	16,323	510,290
Penta Teknoloji Urunleri Dagitim Ticaret A/S *	44,271	39,666
Qua Granite Hayal *	626,647	173,973
Sok Marketler Ticaret A/S *	220,297	371,703
TAV Havalimanlari Holding A/S *	170,395	710,238
Tekfen Holding A/S	249,397	414,879
Tofas Turk Otomobil Fabrikasi A/S	71,782	804,628
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	197,733	177,457
Turk Hava Yollari AO *	130,201	1,132,264
Turk Telekomunikasyon A/S *	692,962	547,920
Turk Traktor ve Ziraat Makineleri A/S	37,190	970,375
Turkcell Iletisim Hizmetleri A/S *	459,457	881,433
Turkiye Halk Bankasi A/S *	988,548	529,248
Turkiye Is Bankasi A/S, Class C	1,187,583	666,709
Turkiye Petrol Rafinerileri A/S	159,776	613,282

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Turkiye Sise ve Cam Fabrikalari A/S	371,761	737,055
Ulker Biskuvi Sanayi A/S *	189,409	274,875
Yapi ve Kredi Bankasi A/S	1,295,006	684,458
Zorlu Enerji Elektrik Uretim A/S *	1,267,312	202,260
		31,940,652
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	441,205	1,054,693
Abu Dhabi Islamic Bank PJSC	231,586	708,712
Abu Dhabi Ports Co. PJSC *	418,636	752,482
Air Arabia PJSC	724,609	530,697
Aldar Properties PJSC	631,145	888,209
Dubai Islamic Bank PJSC	456,975	715,646
Emirates Telecommunications Group Co. PJSC	188,507	1,149,502
Multiply Group PJSC *	895,479	787,403
National Marine Dredging Co. *	74,004	443,149
Salik Co. PJSC	358,146	306,199
		7,336,692
United States — 0.2%
JBS SA	185,955	738,118
Total Common Stocks (Cost $287,907,859)		311,846,095
Total Investments — 99.5% (Cost $287,907,859)		311,846,095
Other Assets Less Liabilities — 0.5%		1,710,100
NET ASSETS — 100.0%		313,556,195

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.5%
Oil, Gas & Consumable Fuels	7.5
Metals & Mining	5.8
Wireless Telecommunication Services	4.8
Food Products	4.2
Industrial Conglomerates	3.9
Electric Utilities	3.6
Diversified Telecommunication Services	3.5
IT Services	3.4
Transportation Infrastructure	3.4
Beverages	3.1
Pharmaceuticals	2.9
Consumer Staples Distribution & Retail	2.8
Independent Power and Renewable Electricity Producers	2.7
Chemicals	2.6
Machinery	2.0
Construction Materials	1.8
Automobiles	1.7
Personal Care Products	1.5
Textiles, Apparel & Luxury Goods	1.4
Semiconductors & Semiconductor Equipment	1.4
Specialty Retail	1.4
Health Care Providers & Services	1.4
Gas Utilities	1.2
Passenger Airlines	1.2
Financial Services	1.0
Others (each less than 1.0%)	14.3
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	19	09/15/2023	USD	1,001,680	66,521

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$29,783,106	$—	$—	$29,783,106
Chile	4,452,633	—	—	4,452,633
China	3,631,893	58,755,285	—	62,387,178
Colombia	598,283	—	—	598,283
Czech Republic	1,408,955	—	—	1,408,955
Egypt	—	423,817	—	423,817
Greece	1,022,482	4,711,475	—	5,733,957
Hong Kong	—	280,617	—	280,617
Hungary	1,032,493	550,371	—	1,582,864
India	—	31,526,196	252,195	31,778,391
Indonesia	983,411	10,420,249	—	11,403,660
Kuwait	—	5,872,529	—	5,872,529
Malaysia	1,831,289	4,169,521	—	6,000,810
Mexico	25,439,613	—	—	25,439,613
Pakistan	235,413	—	—	235,413
Philippines	—	1,339,369	—	1,339,369
Qatar	871,324	4,837,282	—	5,708,606
Romania	310,532	—	—	310,532
Russia	—	—	116,742	116,742
Saudi Arabia	680,326	16,309,940	—	16,990,266
South Africa	8,425,785	4,030,553	—	12,456,338
Taiwan	—	36,777,050	—	36,777,050
Thailand	4,224,877	6,525,027	—	10,749,904
Turkey	10,783,080	21,157,572	—	31,940,652
United Arab Emirates	2,294,102	5,042,590	—	7,336,692
United States	738,118	—	—	738,118
Total Common Stocks	98,747,715	212,729,443	368,937	311,846,095
Total Investments in Securities	$98,747,715	$212,729,443	$368,937	$311,846,095
Appreciation in Other Financial Instruments
Futures Contracts	$66,521	$—	$—	$66,521
There were no significant transfers into or out of level 3 for the period ended July 31, 2023.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$182,157	$453,864	$636,021	$—	$—	$—	—	$2,422	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.